UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145
                                   ---------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                         (Zip code)

                               Angus N G Macdonald
                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    -------------------

Date of fiscal year end: December 31
                         --------------------

Date of reporting period: March 31, 2005
                          -------------------



EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)                        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
============================================================================================

COMPANY                                                           SHARES       U.S. $ VALUE
--------------------------------------------------------------------------------------------

COMMON STOCKS--95.7%
AUSTRALIA--4.2%
Amcor Ltd.                                                            4,301     $    23,822
Australia and New Zealand Banking Group Ltd.                          1,725          27,515
BHP Billiton, Ltd.                                                    7,284         100,689
Brambles Industries Ltd.                                              5,000          30,749
Foster's Group Ltd.                                                   7,642          30,326
John Fairfax Holdings Ltd.                                            4,750          15,359
Westfield Holdings Ltd.                                               2,565          32,123
Woodside Petroleum Ltd.                                               1,962          36,880
Woolworths Ltd.                                                       2,878          35,732
                                                                                ------------
                                                                                    333,195
                                                                                ------------
BELGIUM--0.4%
Groupe Bruxelles Lambert SA (a)                                         306          27,978
                                                                                ------------
BRAZIL--2.5%
Petroleo Brasileiro SA ADR                                            2,856         109,870
Petroleo Brasileiro SA ADR (a)                                        1,037          45,815
Tele Norte Leste Participacoes SA ADR (a)                             2,700          41,769
                                                                                ------------
                                                                                    197,454
                                                                                ------------
DENMARK--2.2%
Danske Bank A/S                                                       6,135         178,467
                                                                                ------------
FINLAND--1.5%
Kone  Oyj, Class B                                                      655          51,051
Nokia Oyj                                                             4,615          71,735
                                                                                ------------
                                                                                    122,786
                                                                                ------------
FRANCE--10.8%
Essilor International SA                                              1,787         129,478
L'Oreal SA                                                            1,763         141,487
Pernod-Ricard SA                                                        552          77,265
Sanofi-Synthelabo SA                                                  1,888         159,616
TotalFinaElf SA                                                       1,131         265,318
Vivendi Universal SA (a)                                              2,972          91,272
                                                                                ------------
                                                                                    864,436
                                                                                ------------
GERMANY--6.0%
Adidas-Salomon AG                                                       483          76,935
Celesio AG                                                              881          71,905
MAN AG                                                                1,527          68,269
RWE AG                                                                2,091         126,774
SAP AG                                                                  833         134,027
                                                                                ------------
                                                                                    477,910
                                                                                ------------
HONG KONG--3.2%
Boc Hong Kong Holdings Ltd.                                          24,523          45,120
Cheung Kong (Holdings) Ltd.                                           7,853          69,726
CNOOC Ltd.                                                           79,713          42,926
Hang Seng Bank Ltd.                                                   1,742          23,117
Hong Kong Exchanges and Clearing Ltd.                                 6,808          17,589
Li & Fung Ltd.                                                       10,797          19,658
Sun Hung Kai Properties Ltd.                                          4,100          37,192
                                                                                ------------
                                                                                    255,328
                                                                                ------------



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2004.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)                        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
============================================================================================

COMPANY                                                           SHARES       U.S. $ VALUE
--------------------------------------------------------------------------------------------

IRELAND--3.2%
Allied Irish Banks Plc.                                               5,862     $   123,040
CRH Plc.                                                              5,016         132,126
                                                                                ------------
                                                                                    255,166
                                                                                ------------
ITALY--4.8%
Assicurazioni Generali SpA                                            2,945          95,304
Eni SpA                                                               5,747         149,606
Riunione Adriatica di Sicurta SpA                                     5,908         139,362
                                                                                ------------
                                                                                    384,272
                                                                                ------------
JAPAN--19.0%
Asahi Glass Co., Ltd.                                                13,000         137,341
Bridgestone Corp.                                                     4,000          73,710
Brother Industries Ltd.                                               4,000          38,519
Canon, Inc.                                                           2,000         107,517
Daikin Industries Ltd.                                                2,000          50,486
Japan Tobacco, Inc.                                                      13         144,633
Kao Corp.                                                             3,000          69,138
Keyence Corp.                                                           400          92,894
Konica Corp.                                                          5,000          50,673
Mitsui & Co., Ltd.                                                   11,000         101,711
Mitsui O.S.K. Lines Ltd.                                             12,000          77,300
Mitsui Sumitomo Insurance Co., Ltd.                                   9,000          82,713
NIDEC Corp.                                                             600          74,888
Nippon Telegraph and Telephone Corp. (NTT)                               10          43,848
Nissan Motor Co., Ltd.                                                7,900          81,171
Promise Co., Ltd.                                                     1,250          85,663
Sumitomo Realty & Development Co., Ltd.                               3,000          36,294
Takashimaya Co., Ltd.                                                 5,000          51,328
Tokyu Corp.                                                          10,000          52,262
UFJ Holdings, Inc. (a)                                                   13          68,549
                                                                                ------------
                                                                                  1,520,638
                                                                                ------------
NETHERLANDS--1.3%
Philips Electronics NV                                                1,823          50,347
Verenigde Nederlandse Uitgeversbedrijven NV                           1,845          53,952
                                                                                ------------
                                                                                    104,299
                                                                                ------------
NEW ZEALAND--0.4%
Telecom Corp. of New Zealand Ltd.                                     7,515          32,468
                                                                                ------------
RUSSIA--0.5%
Mobile TeleSystems ADR                                                1,200          42,228
                                                                                ------------
SINGAPORE--0.5%
Singapore Press Holdings Ltd.                                         8,074          22,323
Venture Corp., Ltd.                                                   2,375          19,152
                                                                                ------------
                                                                                     41,475
                                                                                ------------
SOUTH KOREA --0.5%
Samsung Electronics Co., Ltd. GDR                                       170          42,075
                                                                                ------------



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2004.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)                        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
============================================================================================

COMPANY                                                           SHARES       U.S. $ VALUE
--------------------------------------------------------------------------------------------

SPAIN--2.6%
Altadis SA                                                            2,372     $    97,261
Banco Popular Espanol SA                                              1,720         111,546
                                                                                ------------
                                                                                    208,807
                                                                                ------------
SWEDEN--6.1%
Atlas, Copco B                                                        3,083         135,477
Getinge AB, Class B                                                   6,471          96,929
Sandvik AB                                                            1,991          83,109
Svenska Handelsbanken AB, Class A                                     4,074          96,598
Telefonaktiebolaget LM Ericsson, Class B (a)                         25,885          73,136
                                                                                ------------
                                                                                    485,249
                                                                                ------------
SWITZERLAND--4.6%
ABB Ltd. (a)                                                         23,553         146,823
UBS AG-R                                                              2,571         217,863
                                                                                ------------
                                                                                    364,686
                                                                                ------------
UNITED KINGDOM--21.4%
Barclays Plc.                                                         8,929          91,279
BG Group Plc.                                                         7,940          61,701
Billiton Plc.                                                         5,383          72,321
BP Plc.                                                              13,869         143,744
British American Tobacco Plc.                                         4,976          87,727
Capita Group Plc.                                                     5,652          40,157
Carnival Plc.                                                         1,838         100,928
GlaxoSmithKline Plc.                                                  5,896         135,141
Hays Plc.                                                            21,000          52,776
Hilton Group Plc.                                                    15,499          88,154
Imperial Tobacco Group Plc.                                           6,195         162,597
Kingfisher Plc.                                                      16,000          87,299
Next Plc.                                                             2,011          60,496
Royal Bank of Scotland Group Plc.                                     3,483         110,832
Standard Chartered Plc.                                               3,784          68,070
Vodafone Group Plc.                                                 108,321         287,580
Wolseley Plc.                                                         2,992          62,643
                                                                                ------------
                                                                                  1,713,445
                                                                                ------------
TOTAL COMMON STOCKS
   (cost $5,857,653)                                                              7,652,362
                                                                                ------------
PREFERRED STOCKS--1.6%
GERMANY--1.6%
Porsche AG                                                              179         130,509
   (cost $61,100)                                                               ------------

CONVERTIBLE PREFERRED STOCKS--0.8%
JAPAN--0.8%
SMFG Finance 2.25%, 7/11/2005                                     3,000,000          64,722
   (cost $25,116)                                                               ------------



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2004.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)                        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
============================================================================================

COMPANY                                                           SHARES       U.S. $ VALUE
--------------------------------------------------------------------------------------------

MUTUAL FUNDS--3.6%
UNITED KINGDOM--3.6%
Baillie Gifford Emerging Markets Growth Fund 'C' Accum*              30,558     $    85,286
Baillie Gifford Japanese Smaller Cos. Fund 'C' Accum*                 9,714         200,432
TOTAL MUTUAL FUNDS                                                              ------------
   (cost $204,463)                                                                  285,718
                                                                                ------------

TOTAL INVESTMENTS
   (cost $6,148,332)--101.7%                                                      8,133,311
Liabilities in excess of other assets - (1.7%)                                    (136,810)
                                                                                ------------
NET ASSETS--100%                                                                $ 7,996,501
                                                                                ============

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

* Affiliated investments.

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,148,332. Net unrealized appreciation aggregated $1,984,979, of which $2,021,201 related to appreciated investment securities and $36,222 related to depreciated investment securities.



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2004.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)                                BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================================

COMPANY                                                           SHARES           U.S. $ VALUE
------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.3%
BRAZIL - 12.0%
Banco Itau Holding Financeira SA ADR                                 37,000       $   3,002,550
Braskem SA ADR                                                       14,200             575,100
Companhia Siderurgica Nacional SA ADR                                52,200           1,258,020
Companhia Vale do Rio Doce ADR (a)                                   99,600           3,148,356
Itausa - Investimentos Itau SA (a)                                  460,000             854,768
Petroleo Brasileiro SA ADR (a)                                      121,700           5,376,706
Tele Norte Leste Participacoes SA ADR                               171,700           2,656,199
Uniao de Bancos Brasileiros SA GDR                                   21,000             721,980
Votorantim Celulose e Papel SA ADR                                   68,250             887,250
                                                                                  --------------
                                                                                     18,480,929
                                                                                  --------------
CHILE -  0.5%
Banco Santander Chile SA ADR                                         23,400             775,242
                                                                                  --------------
CHINA - 3.8%
CNOOC Ltd.                                                        4,600,000           2,477,130
PetroChina Co., Ltd., Class H                                     3,280,000           2,039,657
Zhejiang Expressway Co., Ltd., Class H                            1,834,000           1,293,313
                                                                                  --------------
                                                                                      5,810,100
                                                                                  --------------
EGYPT - 1.2%
Orascom Telecom Holding SAE GDR (a)                                  52,893           1,874,967
                                                                                  --------------
HONG KONG - 1.5%
Citic Pacific Ltd.                                                  520,000           1,523,460
Tom Group Ltd. (a)                                                3,782,000             727,368
                                                                                  --------------
                                                                                      2,250,828
                                                                                  --------------
INDIA - 4.6%
HDFC Bank Ltd. ADR                                                   34,300           1,441,629
Hindalco Industries Ltd. GDR 144A*                                   51,400           1,522,812
Reliance Industries Ltd. GDR 144A*                                  102,600           2,565,646
Vedanta Resources Plc.                                              168,000           1,495,201
                                                                                  --------------
                                                                                      7,025,288
                                                                                  --------------
INDONESIA - 3.0%
Bumi Resources Tbk PT                                            17,624,000           1,451,607
PT Bank Rakyat Indonesia                                          1,394,500             419,675
PT Telekomunikasi Indonesia Tbk                                   5,660,000           2,674,604
                                                                                  --------------
                                                                                      4,545,886
                                                                                  --------------
ISRAEL -  2.0%
Bank Hapoalim Ltd.                                                  447,000           1,505,037
Makhteshim-Agan Industries Ltd.                                     288,125           1,610,460
                                                                                  --------------
                                                                                      3,115,497
                                                                                  --------------
MALAYSIA - 6.1%
Astro All Asia Networks Plc. (a)                                    992,000           1,344,421
Glomac Berhad                                                     1,000,000             460,526
IOI Corp. Berhad                                                    653,400           1,538,929
IOI Oleochemical Industries Berhad                                  355,500             841,974
PLUS Expressways Berhad                                             950,000             712,500
SP Setia Berhad                                                     870,000             915,789
Tanjong Plc.                                                        230,000             798,947
Telekom Malaysia Berhad                                             775,000           1,988,487
YTL Power International Berhad                                    1,664,000             840,758
                                                                                  --------------
                                                                                      9,442,331
                                                                                  --------------



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2004.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)                                BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================================

COMPANY                                                           SHARES           U.S. $ VALUE
------------------------------------------------------------------------------------------------

MEXICO - 8.8%
America Movil SA de CV, Series L ADR                                 94,400       $   4,871,040
Carso Global Telecom, Class A-1 (a)                                 400,000             647,498
Cemex SA de CV ADR                                                   62,000           2,247,500
Consorcio ARA SA de CV (a)                                          218,000             721,955
Grupo Financiero Banorte SA de CV, Class O                          178,500           1,160,573
Grupo Mexico SA de CV, Series B                                     176,000             924,742
Telefonos de Mexico SA de CV, Class L ADR                            43,166           1,490,522
WalMart de Mexico SA de CV, Series V                                405,186           1,420,497
                                                                                  --------------
                                                                                     13,484,327
                                                                                  --------------
POLAND - 1.5%
Agora SA (a)                                                         39,000             733,694
Bank Pekao SA                                                        37,000           1,643,005
                                                                                  --------------
                                                                                      2,376,699
                                                                                  --------------
RUSSIA - 3.2%
AO VimpelCom ADR (a)                                                 29,400           1,011,948
LUKOIL ADR                                                           18,271           2,473,893
Mobile Telesystems ADR                                               26,800             943,092
Peter Hambro Mining Plc. (a)                                         46,500             557,951
                                                                                  --------------
                                                                                      4,986,884
                                                                                  --------------
SOUTH AFRICA - 11.7%
Anglo American Platinum Corp., Ltd.                                  38,200           1,436,240
Barloworld Ltd.                                                      40,000             642,699
Edgars Consolidated Stores Ltd.                                      17,000             751,128
Imperial Holdings Ltd. (a)                                           85,000           1,331,729
Lonmin Plc.                                                          68,000           1,264,368
MTN Group Ltd.                                                      218,000           1,541,193
Sasol Ltd.                                                          225,500           5,262,361
Standard Bank Group Ltd.                                            316,000           3,192,622
Telkom South Africa Ltd.                                            150,000           2,589,677
                                                                                  --------------
                                                                                     18,012,017
                                                                                  --------------
SOUTH KOREA - 14.5%
Cheil Communications, Inc.                                            5,400             914,623
Cheil Industries, Inc.                                               50,500             820,532
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                  110,000           2,068,932
GS Holdings Corp.                                                    63,000           1,560,266
Hanwha Corp.                                                        151,520           2,820,018
LG Corp.                                                             65,000           1,561,792
Oriental Fire & Marine Insurance Co., Ltd.                           74,000           1,442,836
S1 Corp.                                                             51,200           2,057,075
Samsung Corp.                                                       276,200           3,753,383
Samsung Fire & Marine Insurance Co., Ltd.                            11,200             848,134
Samsung Heavy Industries Co., Ltd.                                  314,000           2,844,707
Yuhan Corp.                                                          19,001           1,683,988
                                                                                  --------------
                                                                                     22,376,286
                                                                                  --------------



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2004.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)                                BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================================

COMPANY                                                           SHARES           U.S. $ VALUE
------------------------------------------------------------------------------------------------

TAIWAN - 12.7%
AU Optronics Corp.                                                1,380,000       $   2,019,234
Chung Hwa Pulp Corp.                                              1,090,000             479,163
CTCI Corp.                                                        1,250,000             757,792
ET Internet Technology Corp. (a)                                  1,400,000             644,322
Far Eastern Department Stores Ltd.                                2,690,000           1,378,896
Hon Hai Precision Industry Co., Ltd.                                820,249           3,644,857
Hung Poo Real Estate Development Corp.                            1,335,000             934,322
Phoenixtec Power Co., Ltd.                                          650,000             717,959
SinoPac Holdings Corp.                                            2,916,891           1,597,041
Synnex Technology International Corp.                               935,600           1,431,344
Taiwan Cellular Corp.                                             1,949,000           1,979,559
Taiwan Cement Corp.                                               2,356,600           1,368,812
Taiwan Fertilizer Co., Ltd.                                       2,100,000           2,522,853
                                                                                  --------------
                                                                                     19,476,154
                                                                                  --------------
THAILAND - 6.2%
Advanced Info Service PCL NVDR                                    1,026,000           2,623,035
Bangkok Bank PCL NVDR                                             1,030,000           2,659,594
Banpu PCL NVDR                                                      214,100             886,724
PTT Exploration & Production PCL NVDR                               296,000           2,255,094
TISCO Finance PCL NVDR                                            1,855,000           1,197,463
                                                                                  --------------
                                                                                      9,621,910
                                                                                  --------------
TURKEY - 3.4%
Dogan Yayin Holdings AS (a)                                         420,000           1,150,685
Koc Holding AS                                                       76,948             336,168
Koc Holding AS  (a)                                                  48,384             204,213
Turkiye Garanti Bankasi AS (a)                                      923,665           3,501,788
                                                                                  --------------
                                                                                      5,192,854
                                                                                  --------------
VENEZUELA - 0.6%
Compania Anonima Nacional Telefonos de Venezuela ADR                 47,500             898,700
                                                                                  --------------
Total Common Stocks
   (cost $113,416,193)                                                              149,746,899
                                                                                  --------------
PREFERRED STOCKS - 0.5%
Brazil -- 0.5%
Net Servicos de Comunicacao SA (a)                                3,100,000             827,911
   (cost $530,114)                                                                --------------



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2004.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)                                BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================================

COMPANY                                                           SHARES           U.S. $ VALUE
------------------------------------------------------------------------------------------------

RIGHTS-- 0.2%
Brazil -- 0.2%
Net Servicos de Comunicacao SA (a)                                2,788,551       $     314,664
   (cost $209,520)                                                                --------------

TOTAL INVESTMENTS - 98.0%
      (cost $114,155,827)                                                           150,889,474
Other assets less liabilities  - 2.0%                                                 3,041,900
                                                                                  --------------
NET ASSETS - 100%                                                                 $ 153,931,374
                                                                                  ==============

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing not required.

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $114,155,827. Net unrealized appreciation aggregated $36,733,647, of which $38,252,775 related to appreciated investment securities and $1,519,128 related to depreciated investment securities.



SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2004.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)        BAILLIE GIFFORD FUNDS
               -------------------------------




By (Signature and Title)   \s\ R Robin Menzies
                           --------------------------
                           R ROBIN MENZIES, PRESIDENT

                                  May 25, 2005
                             ----------------------
                                       DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   \s\ R Robin Menzies
                           --------------------------
                           R ROBIN MENZIES, PRESIDENT

                                  May 25, 2005
                             ----------------------
                                       DATE

By (Signature and Title)   \s\ Dickson Jackson
                           --------------------------
                           DICKSON JACKSON, TREASURER

                                  May 25, 2005
                             ----------------------
                                       DATE



                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.